UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22669

AMERICAFIRST QUANTITATIVE FUNDS

(Exact name of registrant as specified in charter)

8150 Sierra College Boulevard

Suite 290

Roseville, CA 95661-9417

________________________________________________________________________

(Address of principal executive offices)  (Zip code)

80 Arkay Drive

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (916) 787-9940

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. PROXY VOTING RECORD(1):

Registrant:	AMERICAFIRST QUANTITIATIVE FUNDS - ABSOLUTE RETURN FUND							Item 1, Exhibit A
Investment Company Act file number: 811-22669
Reporting Period:	July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
MONDELEZ INTERNATIONAL, INC	MDLZ	609207105	05/21/13

01-ELECTION OF DIRECTOR-NOMINEES: 1) STEPHEN BOLLENBACK 2) LEWIS BOOTH 3) LOIS JULIBER 4) MARK KETCHUM 5) JORGE MESQUITA 6) FREDRIC REYNOLDS 7) IRENE ROSENFELD 8) PATRICK SIEWERT 9) RUTH SIMMONS 10) RATAN TATA 11) JEAN-FRANCOIS VAN BOXMEER

					I	N	N/A	N/A
				02-ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	I	N	N/A	N/A
				03-RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS FOR 2013	I	N	N/A	N/A
				04-REPORT ON EXTENDED PRODUCER RESPONSIBILITY	I	N	N/A	N/A
				05-SUSTAINABILITY REPORT ON GENDER EQUALITY IN THE COMPANY'S SUPPLY CHAIN	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
CONMED CORPORATION		207410101	05/23/13	01-ELECTION OF DIRECTOR-NOMINEE: 1)EUGENE CORASANTI 2)JOSEPH CORASANTI 3)BRUCE DANIELS 4)JO ANN GOLDEN 5)STEPHEN MANDIA 6)STUART SCHWARTZ 7)MARK TRYNISKI	I	N	N/A	N/A
				02-RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY FOR 2013	I	N	N/A	N/A
				03-ADVISORY VOTE ON EXECUTIVE COMPENSATION	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
PDL BIOPHARMA INC	PDLI	69329Y104	05/21/13	01-ELECTION OF DIRECTOR-NOMINEE: HAROLD SELICK, PH.D	I	N	N/A	N/A
				02-TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
				03-TO APPROVE THE AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION OF THE COMPANY TO INCREASE THE AUTHORIZED COMMON SHARE CAPITAL OF THE COMPANY FROM 250,000,000 TO 350,000,000 SHARES	I	N	N/A	N/A
				04-TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
GNC HOLDINGS, INC.	GNC	36191G107	05/23/13	01-ELECTION OF DIRECTOR-NOMINEES: 1) PHILIP MALLOTT 2) SCOTT O'HARA 3) RICHARD WALLACE	I	N	N/A	N/A

02-THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO : ELIMINATE THE COMPANY'S AUTHORIZED CLASS B COMMON STOCK, PAR VALUE OF $0.001 PER SHARE AND PROVISIONS RELATED THERETO

					I	N	N/A	N/A

03-THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO: SET THE RANGE IN SIZE OF OUR BOARD OF DIRECTORS TO BE NOT LESS THAN SEVEN NOR MORE THAN FIFTEEN DIRECTORS

					I	N	N/A	N/A
				04-THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO: DECLASSIFY OUR BOARD OF DIRECTORS AND PROVIDE FOR ANNUAL ELECTION OF ALL DIRECTORS	I	N	N/A	N/A
				05-THE APPROVALOF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO: DELETE VARIOUS PROVISIONS RELATED TO THE COMPANY'S FORMER "SPONSORS"	I	N	N/A	N/A
				06-THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO: PERMIT STOCKHOLDERS TO TAKE ACTIONS BY WRITTEN CONSENT	I	N	N/A	N/A
				07-THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE COMPANY'S 2013 FISCAL YEAR	I	N	N/A	N/A
				08-THE APPROVAL BY NON-BINDING VOTE, OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS IN 2012, AS DISCLOSED IN THE PROXY MATERIALS	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF
MOLSON COORS BREWING COMPANY		60871R209	05/29/13	01-ELECTION OF DIRECTOR-NOMINEES: 1) ROGER EATON 2) CHARLES HERINGTON 3) H. SANFORD RILEY	I	N	N/A	N/A

02-TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO PROVIDE THAT THE HOLDERS OF OUR CLASS A COMMON STOCK AND CLASS B COMMON STOCK SHALL VOTE TOGETHER AS A SINGLE  CLASS, ON AN ADVISORY BASIS, ON ANY PROPOSAL TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS PRESENTED AT ANY ANNUAL MEETING OF STOCKHOLDERS HELD AFTER JANUARY 1, 2014

					I	N	N/A	N/A
NEWCASTLE INVESTMENT CORP.	NCT	98430	06/06/13	01-ELECTION OF DIRECTOR-NOMINEES: 1)KEVIN FINNERTY 2)KENNETH RIIS	I	N	N/A	N/A
				02-TO AMEND THE CHARTER OF NEWCASTLE INVESTMENT CORP. TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CAPITAL STOCK TO 1,100,000,000 SHARES.	I	N	N/A	N/A
				03-TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR NEWCASTLE INVESTMENT CORP FOR FISCAL YEAR 2013	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF
NATIONAL RETAIL PROPERTIES, INC	NNN	12839	05/23/13	01-ELECTION OF DIRECTOR-NOMINEE: 1)DON DEFOSSET 2)DAVID FICK 3)EDWARD FRITSCH 4)KEVIN HABICHT 5)RICHARD JENNINGS 6)TED LANIER 7)ROBERT LEGLER 8)CRAIG MACNAB 9)ROBERT MARTINEZ	I	N	N/A	N/A
				02-ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	I	N	N/A	N/A
				03-RATIFICATION OF THE SELECTION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
AMGEN INC		031162100	03/25/13

01-ELECTION OF DIRECTOR-NOMINEE: 1)DR. DAVID BALTIMORE 2)FRANK BIONDI 3)ROBERT BRADWAY 4)FRACOIS DE CARBONNEL 5)DR. VANCE COFFMAN 6)ROBERT ECKERT 7)DR. REBECCA HENDERSON 8)FRANK HERRINGER 9)DR. TYLER JACKS 10)DR. GILBERT OMENN 11)JUDITH PELHAM 12)LEONARD SCHAEFFER 13)DR. RONALD D. SUGAR

					I	N	N/A	N/A
				02-TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
				03-ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION	I	N	N/A	N/A
				04-APPROVAL OF OUR PROPOSED AMENDED AND RESTATED 2009 EQUITY INCENTIVE PLAN	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
MFA FINANCIAL, INC		55272X102	05/22/13	01-ELECTION OF DIRECTOR-NOMINEE: 1)JAMES BRODSKY 2)ALAN GOSULE 3)STEWART ZIMMERMAN	I	N	N/A	N/A
				02-RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS MFA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
				03-APPROVAL OF THE ADVISORY (NON-BINDING) RESOLUTION TO APPROVE MFA'S EXECUTIVE COMPENSATION	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
DOLLAR GENERAL CORPORATION	DG	256677105	05/29/13	01-ELECTION OF DIRECTORS: RECOMMENDED 1)RAJ AGRAWAL 2)WARREN BRYANT 3)MICHAEL CALBERT 4)SANDRA COCHRAN 5)RICHARD DREILING 6)PATRICIA FILI-KRUSHEL 7)ADRIAN JONES 8)WILLIAM RHODES, III 9)DAVID RICKARD	I	N	N/A	N/A
				02-TO APPROVE A NAMENDMENT TO DOLLAR GENERAL CORPORATION'S AMENDED AND RESTATED CHARTER TO IMPLEMENT A MAJORITY VOTING STANDARD IN UNCONTESTED ELECTIONS OF DIRECTORS	I	N	N/A	N/A
				03-TO RATIFY ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2013	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
MYLAN INC	MYL	628530107	05/24/13

01-ELECTION OF DIRECTOR-NOMINEE: 1)HEATHER BRESCH 2)WENDY CAMERON 3)ROBERT CINDRICH 4)ROBERT COURY 5)NEIL DIMICK 5)MELINA HIGGINS 6)DOUGLAS LEECH 7)RAJIV MALIK 8)JOSEPH MAROON 9)MARK PARRISH 10)RODNEY PIATT 11)C.B. TODD 12)RANDALL VANDERVEEN

					I	N	N/A	N/A
				02-RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
				03-APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE Named Executive Offices of the Company	I	N	N/A	N/A
				04-CONSIDER A SHAREHOLDER PROPOSAL REQUESTING THE ADOPTION OF A MANDATORY POLICY REQUIRING THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT DIRECTOR	I	N	N/A	N/A
BUNGE LIMITED	BG	G16962105	05/24/13	01-ELECTION OF DIRECTOR-NOMINEES: 1) BERNARD DE LA TOUR 2) WILLIAM ENGELS 3) L. PATRICK LUPO 4) SOREN SCHRODER	i	N	N/A	N/A

02-TO APOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013 AND TO AUTHORIZE THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO DETERMINE THE INDEPENDENT AUDITORS' FEES

					I	N	N/A	N/A
				03-ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	I	N	N/A	N/A
NOTE: FOR ANY OTHER MATTER PROPERLY COMING BEFORE THE ANNUAL GENERAL MEETING OF SHAREHOLDERS, THIS PROXY WILL BE VOTED AT THE DISCRETION OF THE PROXY HOLDER
FLEETCOR TECHNOLOGIES INC.	FLT	339041105	05/30/13	01-ELECTION OF DIRECTOR-NOMINEES: 1) RONALD CLARKE 2)RICHARD MACCHIA	I	N	N/A	N/A
				02-RATIFY THE SELECTION OF ERNST & YOUNG LLP AS FLEETCOR'S INDEPENDENT AUDITOR FOR 2013	I	N	N/A	N/A
				03-AMENDMENT TO THE FLEETCOR TECHNOLOGIES, INC. 2010 EQUITY COMPENSATION PLAN, INCLUDING AN INCREASE IN THE NUMBER OF COMMON SHARES AVAILABLE FOR ISSUANCE UNDER THE PLAN	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF
REPSOL S.A.	REPYY	76026T205	05/31/13

01-REVIEW AND APPROVAL, IF APPROPRIATE, OF THE ANNUAL FINANCIAL STATEMENTS AND MANAGEMENT REPORT OF REPSOL, S.A. THE CONSOLIDATED ANNUAL FINANCIAL STATEMENTS AND CONSOLIDATED MANAGEMENT REPORT, FOR FISCAL YEAR ENDED 31 DECEMBER 2012

					I	N	N/A	N/A
				02-REVIEW AND APPROVAL, IF APPROPRIATE OF THE MANAGEMENT OF THE BOARD OF DIRECTORS OF REPSOL, S.A. DURING 2012	I	N	N/A	N/A
				03-APPOINTMENT OF THE ACCOUNTS AUDITOR OF REPSOL, S.A. AND ITS CONSOLIDATED GROUP FOR FISCAL YEAR 2013	I	N	N/A	N/A
				04-REVIEW AND APPROVAL, IF APPROPRIATE, EFFECTIVE AS OF JANUARY 1, 2013, OF THE UPDATED BALANCE SHEET OF REPSOL, S.A., IN ACCORDANCE WITH LAW 16/2012, OF 27 DECEMBER.	I	N	N/A	N/A
				05-REVIEW AND APPROVAL, IF APPROPRIATE OF THE PROPSED APPLICATION OF PROFITS AND DISTRIBUTION OF THE DIVIDEND FOR 2012	I	N	N/A	N/A

06-INCREASE OF SHARE CAPITAL IN AN AMOUNT DETERMINABLE PURSUANT TO THE TERMS OF THE RESOLUTION, BY ISSUING NEW COMMON SHARES HAVING A PAR VALUE OF ONE (1) EURO EACH, OF THE SAME CLASS AND SERIES AS THOSE CURRENTLY IN CIRCULATION, CHARGED TO VOLUNTARY RESERVES, OFFERING THE SHAREHOLDERS THE POSSIBILITY OF SELLING THE SCRIP DIVIDEND RIGHTS TO THE COMPANY ITSELF OR ON THE MARKET. DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS OR, BY DELEGATION, TO THE EXECUTIVE COMMITEE, TO FIX THE DATE THE INCREASE IS TO BE IMPLEMENTED AND THE TERMS OF THE INCREASE INALL RESPECTS NOT PROVIDED FOR BY THE GENERAL MEETING, ALL IN ACCORDANCE WITH ARTICLE 297.1 (A) OF THE COMPANIES ACT. APPLICATION FOR OFFICIAL LISTING OF THE NEWLY ISSUED SHARES ON THE BARCELONA, BILBAO, MADRID AND VALENCIA STOCK EXCHANGES THROUGH THE SPAIN'S CONTINUOUS MARKET AND ON THE BUENOS AIRES STOCK EXCHANGE

					I	N	N/A	N/A

SECOND CAPITAL INCREASE IN AN AMOUNT DETERMINABLE PURSUANT TO THE TERMS OF THE RESOLUTION, BY ISSUING NEW COMMON SHARES HAVING A PAR VALUE OF ONE (1) EURO EACH, OF THE SAME CLASS AND SERIES AS THOSE CURRENTLY IN CIRCULATION, CHARGED TO VOLUNTARY RESERVES, OFFERING THE SHAREHOLDERS THE POSSIBILITY OF SELLING THE SCRIP DIVIDEND RIGHTS TO THE COMPANY ITSELF OR ON THE MARKET. DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS  OR, BY DELEGATION, TO THE EXECUTIVE COMMITEE, TO FIX THE DATE THE INCREASE IS TO BE IMPLEMENTED AND THE TERMS OF THE INCREASE IN ALL RESPECTS NOT PROVIDED FOR BY THE GENERAL MEETING, ALL IN ACCORDANCE WITH ARTICLE 297.1 (A) OF THE COMPANIES ACT. APPLICATION FOR OFFICIAL LISTING OF THE NEWLY ISSUED SHARES ON THE BARCELONA, BILBAO, MADRID AND VALENCIA STOCK EXCHANGES THROUGH SPAIN'S STOCK EXCHANGE MARKET AND ON THE BUENOS AIRES STOCK EXCHANGE.

					I	N	N/A	N/A

07-SECOND CAPITAL INCREASE IN AN AMOUNT DETERINABLE PURSUANT TO THE TERMS OF THE RESOLUTION, BY ISSUING NEW COMMON SHARES HAVING A PAR VALUE OF ONE (1) EURO EACH, OF THE SAME CLASS AND SERIES AS THOSE CURRENTLY IN CIRCULATION, CHARGED TO VOLUNTARY RESERVES, OFFERING THE SHAREHOLDERS THE POSSIBILITY OF SELLING THE SCRIP DIVIDEND RIGHTS TO THE COMPANY ITSELF OR ON THE MARKET. DELEGATION OF AUTHORITY TO THE BOARD OF DIRECTORS OR, BY DELEGATION, TO THE EXECUTIVE COMMITTEE, TO FIX THE DATE THE INCREASE IS TO BE IMPLEMENTED AND THE TERMS OF THE INCREASE IN ALL RESPECTS NOT PROVIDED FOR BY THE GENERAL MEETING, ALL IN ACCORDANCE WITH ARTICLE 297.1 (A) OF THE COMPANIES ACT. APPLICATION FOR OFFICIAL LISTING OF THE NEWLY ISSUED SHARES ON THE BARCELONA, BILBAO, MADRID AND VALENCIA STOCK EXCHANGES THROUGH SPAIN'S STOCK EXCHANGE MARKET AND ON THE BUENOS AIRES STOCK EXCHANGE.

					I	N	N/A	N/A
				08-RE-ELECTION OF MR. LUIS SUAREZ DE LEZO MANTILLA AS DIRECTOR	I	N	N/A	N/A
				09-RE-ELECTION OF MS. M ISABEL GABARRO MIQUEL AS DIRECTOR	I	N	N/A	N/A
				10-RATIFICATION OF THE INTERIM APPOINTMENT AND RE-ELECTION OF MR. MANUEL MANRIQUE CECILIA AS DIRECTOR OF THE COMPANY	I	N	N/A	N/A
				11-APPOINTMENT OF MR. RENE DAHAN AS DIRECTOR	I	N	N/A	N/A
				12-DIRECTORS' REMUNERATION SYSTEM:AMENDMENT OF ARTICLE 45 (REMUNERATION OF DIRECTORS) OF THE BYLAWS	I	N	N/A	N/A
				13-REMUNERATION OF BOARD MEMBER	I	N	N/A	N/A
				14-ADVISORY VOTE OF THE REPORT ON THE REMUNERATION POLICY FOR DIRECTORS OF REPSOL S.A. FOR 2012	I	N	N/A	N/A

15-DELEGATION TO THE BOARD OF DIRECTORS OF THE POWER TO ISSUE DEBENTURES, BONDS AND ANY OTHER FIXED RATE SECURITIES OR DEBT INSTRUMENTS OF ANALOGOUS NATURE, SIMPLES OR EXCHANGEABLES BY ISSUED SHARES OR OTHER PRE-EXISTING SECURITIES OF OTHER ENTITIES, AS WELL AS PROMISSORY NOTES AND PREFERENCE SHARES, AND TO GUARANTEE THE ISSUE OF SECURITIES BY COMPANIES WITHIN THE GROUP, LEAVING WITHOUT EFFECT, IN THE PORTION NOT USED, THE EIGHTH RESOLUTION OF THE GENERAL SHAREHOLDERS' MEETING HELD ON MAY 14, 2009

					I	N	N/A	N/A
				16-COMPOSITION OF THE DELEGATE COMMITTEE; AMENDMENT OF ARTICLE 38 (DELEGATE COMMITTEE) OF THE BYLAWS)	I	N	N/A	N/A
				17-DELEGATION OF POWERS TO INTERPRET, SUPPLEMENT, DEVELOP, EXECUTE, RECTIFY AND FORMATLIZE THE RESOLUTIONS ADORPTED BY THE GENERAL SHAREHOLDERS' MEETING.	I	N	N/A	N/A
CORELOGIC	CLGX	21871D103	7/30/2013 ANNUAL

01-ELECTION OF DIRECTOR-1) J. DAVID  CHATHAM 2)DOUGLAS C. CURLING 3)JOHN C. DORMAN 4)PAUL FOLINO 5)ANAND NALLATHAMBI 6)THOMAS O'BRIEN 7)JAYNIE MILLER STUDENMUND 8)D. VAN SKILLING 9)DAVID WALKER 10)MARY LEE WIDENER

					I	N	N/A	N/A
				02-APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF CORELOGIC'S NAMED EXECUTIVE OFFICERS	I	N	N/A	N/A
				03-RATIFICATION OF THE SELECTION OF PWC AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
WARNER CHILCOTT PUBLIC LIMITED COMPANY	WCRX	G94368100	9/10/2013 SPECIAL	01-APPROVAL OF THE SCHEME OF ARRANGEMENT (COURT MEETING)	I	N	N/A	N/A
				02-APPROVAL OF THE SCHEME OF ARRANGEMENT (EXTRAORDINARY GENERAL MEETING)	I	N	N/A	N/A
				03-CANCELLATION OF WARNER CILCOTT SHARES PURSUANT TO THE SCHEME OF ARRANGEMENT	I	N	N/A	N/A
				04-DIRECTORS' AUTHORITY TO ALLOT SECURITIES AND APPLICATION OF RESERVES	I	N	N/A	N/A
				05-AMENDMENT TO ARTICLES OF ASSOCIATION	I	N	N/A	N/A
				06-CREATION OF DISTRIBUTABLE RESERVES OF NEW ACTAVIS	I	N	N/A	N/A
				07-APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF SPECIFIED COMPENSATORY ARRANGEMENTS BETWEEN WARNER CHILCOTT AND ITS NAMED EXECUTIVE OFFICERS	I	N	N/A	N/A
				08-ADJOURNMENT OF THE EXTRAORDINARY GENERAL MEETING	I	N	N/A	N/A
				09-IN HIS OR HER DISCRETION, THE PROXY IS AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE COURT MEETING OR THE EXTRAORDINARY GENERAL MEETING	I	N	N/A	N/A

Registrant:	AMERICAFIRST QUANTITIATIVE FUNDS - DEFENSIVE GROWTH FUND							Item 1, Exhibit B
Investment Company Act file number: 811-22669
Reporting Period:	July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	08/27/13

01-TO APPOINT THE FOLLOWING FOUR PERSONS TO THE BOARD OF DIRECTORS, EACH TO SERVE UNTIL THE 2016 ANNUAL MEETING OF SHAREHOLDERS: 1)PROF. MOSHE MANY 2)DR. ARIE BELLDEGRUN 3)MR. AMIR ELSTEIN 4)PROF. YITZHAK PETERBURG

					I	N	N/A	N/A

02-PRESIDENT AND  CEO CAHS BONUS INCENTIVES: 1) TO APPROVE THE PAYMENT OF A CASH BONUS TO THE COMPANY'S PRESIDENT OAND CHIEF EXECUTIVE OFFICER IN RESPECT OF 2012 IN AN AMOUNT OF $1,203,125 2)TO APPROVE BONUS OBJECTIVES AND PAYOUT TERMS FOR THEYEAR 2013 FOR THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER

					I	N	N/A	N/A
				03-TO APPROVE A COMPENSATION POLICY WITH RESPECT TO THE TERMS OF OFFICE AND EMPLOYMENT OF THE COMPANY'S "OFFICE HOLDERS" (AS SUCH TERM IS DEFINED IN THE ISRAELI COMPANIES LAW, 5759-1999, AS AMENDED)	I	N	N/A	N/A

04-TO APPROVE THE RESOLUTION OF THE BOARD OF DIRECTORS TO DECLARE AND DISTRIBUTE THE CASH DIVIDENDS FOR THE FIRST AND SECOND QUARTERS OF THE YEAR ENDED DECEMBER 31, 2012 PAID IN TWO INSTALLMENTS IN AN AGGREGATE AMOUNT OF NIS 2.00 (APPROX. US $0.51, ACCOURDING TO THE APPLICABLE EXCHANGE RATES) PER ORDINARY SHARE (OR ADS)

					I	N	N/A	N/A
				05-TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD. AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2014 ANNUAL MEETING OF SHAREHOLDERS	I	N	N/A	N/A
CONMED CORPORATION		207410101	05/23/13	01-ELECTION OF DIRECTOR-NOMINEE: 1)EUGENE CORASANTI 2)JOSEPH CORASANTI 3)BRUCE DANIELS 4)JO ANN GOLDEN 5)STEPHEN MANDIA 6)STUART SCHWARTZ 7)MARK TRYNISKI	I	N	N/A	N/A
				02-RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS FOR THE COMPANY FOR 2013	I	N	N/A	N/A
				03-ADVISORY VOTE ON EXECUTIVE COMPENSATION	I	N	N/A	N/A
				NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF		N		N/A
MONDELEZ INTERNATIONAL, INC	MDLZ	609207105	05/21/13

01-ELECTION OF DIRECTOR-NOMINEES: 1) STEPHEN BOLLENBACK 2) LEWIS BOOTH 3) LOIS JULIBER 4) MARK KETCHUM 5) JORGE MESQUITA 6) FREDRIC REYNOLDS 7) IRENE ROSENFELD 8) PATRICK SIEWERT 9) RUTH SIMMONS 10) RATAN TATA 11) JEAN-FRANCOIS VAN BOXMEER

					I	N	N/A	N/A
				02-ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	I	N	N/A	N/A
				03-RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS FOR 2013	I	N	N/A	N/A
				04-REPORT ON EXTENDED PRODUCER RESPONSIBILITY	I	N	N/A	N/A
				05-SUSTAINABILITY REPORT ON GENDER EQUALITY IN THE COMPANY'S SUPPLY CHAIN	I	N	N/A	N/A
				NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF		N		N/A
MOLSON COORSBREWING COMPANY		60871R209	05/29/13	01-ELECTION OF DIRECTOR-NOMINEE: 1)ROGER EATON 2)CHARLES HERINGTON 3)H. SANFORD RILEY	I	N	N/A	N/A

02-TO APPROVE AN AMEND TO THE COMPANYS RESTATED CERTIFICATE OF INCORPORATION TO PROVIDE THAT THE HOLDERS OF OUR CLASS A COMMON STOCK AND CLASS B COMMON STOCK SHALL VOTE TOGETHER AS A SINGLE CLASS, ON AN ADVISORY BASIS, ON ANY PROPOSAL TO APPROVE THE COMPENSATION OF THE COMPANYS NAMED EXECUTIVE OFFICERS PRESENTED AT ANY ANNUAL MEETING OF STOCKHOLDERS HELD AFTER JANUARY 1, 2014

					I	N	N/A	N/A
BUNGE LIMITED	BG	G16962105	05/24/13	01-ELECTION OF DIRECTOR-NOMINEES: 1) BERNARD DE LA TOUR 2) WILLIAM ENGELS 3) L. PATRICK LUPO 4) SOREN SCHRODER	i	N	N/A	N/A

02-TO APOINT DELOITTE & TOUCHE LLP AS BUNGE LIMITED'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013 AND TO AUTHORIZE THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO DETERMINE THE INDEPENDENT AUDITORS' FEES

					I	N	N/A	N/A
				03-ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	I	N	N/A	N/A
				NOTE: FOR ANY OTHER MATTER PROPERLY COMING BEFORE THE ANNUAL GENERAL MEETING OF SHAREHOLDERS, THIS PROXY WILL BE VOTED AT THE DISCRETION OF THE PROXY HOLDER		N		N/A
PALOMAR MEDICAL TECHNOLOGIES, INC	PMT	F7C 84338	06/24/13	01-ELECTION OF DIRECTOR-NOMINEE: 1) TO ADOPT THE MERGER AGREEMENT	I	N	N/A	N/A
				02-TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE COMPENSATION THAT MAY BE PAID OR BECOME PAYABLE TO PALOMAR'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER	I	N	N/A	N/A
				03-TO ADJOURN THE PALOMAR SPECIAL MEETING	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
UNIVERSAL CORPORATION	UW	913456109	8/6/2013 ANNUAL

01-ELECTION OF DIRECTORS-NOMINEES: 1)CHESTER CROCKER 2)CHARLES FOSTER JR 3)THOMAS JOHNSON 4)LENNART FREEMAN 5)GEORGE GREEMAN III 6)EDDIE MOORE 7)JOHN ADAMS JR 8)DIANA CANTOR 9)ROBERT SLEDD 10)JEREMIAH SHEEHAN

					I	N	N/A	N/A
				02-TO APPROVE A NON-BINDING ADVISORY RESOLUTION APPROVING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	I	N	N/A	N/A
				3)TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2014	I	N	N/A	N/A
				04)TO VOTE ON ONE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE ANNUAL MEETING	I	N	N/A	N/A
				05)TO ACT UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF	I	N	N/A	N/A
MEDICAL ACTION INDUSTRIES INC.	MDCI	58449L100	8/8/2013 ANNUAL	01-ELECTION OF CLASS II DIRECTOR NOMINEES: 1)PAUL D. MERINGOLO 2)KENNETH R. NEWSOME 3)PAMELA R. LEVY	I	N	N/A	N/A
				02-AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	I	N	N/A	N/A
				03-TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2014	I	N	N/A	N/A
NOTE: IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE ON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF
ALLIANCE ONE INTERNATIONAL, INC	AOI	018772103	08/08/13	01-ELECTION OF DIRECTORS NOMINEES: 1)JEFFREY ECKMANN 2)JOYCE FITZPATRICK 3)CARL HAUSMANN 4)JOHN RICE 5)NORMAN SCHER	I	N	N/A	N/A
				02-RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING MARCH 31, 2014	I	N	N/A	N/A
				03-ADOPTION OF A RESOLUTION APPROVING, ON AN ADVISORY BASIS, THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS	I	N	N/A	N/A
				04-APPROVAL OF THE SHAREHOLDER PROPOSAL REQUESTING THE PREPARATION OF ANNUAL REPORTS ON LOBBYING ACTIVITIES	I	N	N/A	N/A

Registrant:	AMERICAFIRST QUANTITIATIVE FUNDS - INCOME TRENDS FUND							Item 1, Exhibit C
Investment Company Act file number: 811-22669
Reporting Period:	July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
HERCULES TECHNOLOGY GROWTH CAP INC.		427096508	05/29/13	01-ELECTION OF DIRECTOR-NOMINEES: 1)MANUEL HENRIQUEZ	I	N	N/A	N/A
				02-TO RATIFY THE SELECTION FO PRICEWATERHOUSECOOPERS LLP TO SERVE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
				03-ADVISORY VOTE TO APPROVE THE COMPANY'S NAMED EXECUTIVE OFFICER CONPENSATION	I	N	N/A	N/A

04-TO APPROVE A PROPOSAL TO AUTHORIZE THE COMPANY, WITH THE APPROVAL OF THE CONPANY'S BOARD OF DIRECTORS, TO SELL OR OTHERWISE ISSUE UP TO 20% OF THE COMPANY'S OUTSTANDING COMMON STOCK AT A NET PRICE BELOW THE COMPANY'S THEN CURRENT NET ASSET VALUE PER SHARE

					I	N	N/A	N/A

05-AUTHORIZE THE COMPANY, WITH THE APPROVAL OF THE BOARD, TO OFFER AND ISSUE DEBT WITH WARRANTS OR DEBT CONVERTIBLE INTO SHARES OF ITS COMMON STOCK AT AN EXERCISE OR CONVERSION PRICE THAT , AT THE TIME SUCH WARRANTS OR CONVERTIBLE DEBT ARE ISSUED, WILL NOT BE LESS THAN THE MARKET VALUE PER  SHARE BUT MAY BE BELOW THE COMPANY'S THEN CURRENT NET ASSET VALUE PER SHARE

					I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF
NORTHSTAR REALTY FINANCE CORP		66704R100	05/29/13	01-ELECTION OF DIRECTOR-NOMINEE: 1)PRESTON BUTCHER 2)STEPHEN COUMMINGS 3)DAVID HAMAMOTO 4)JUDITH HANNAWAY 5)OSCAR JUNQUERA 6)WESLEY MINAMI 7)LOUIS PAGLIA 8)SRIDHAR SAMBAMURTHY	I	N	N/A	N/A
				02-APPROVAL OF THE NORTHSTAR REALTY FINANCE CORP. SECOND AMENDED AND RESTATED 2004 OMNIBUS STOCK INCENTIVE PLAN	I	N	N/A	N/A
				03-ADOPTION OF A RESOLUTION APPROVING, ON A NON-BINDING, ADVISORY BASIS, NAMED EXECUTIVE OFFICER COMPENSATION	I	N	N/A	N/A
				04-RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
KCAP FINANCIAL, INC	KCAP	48668E101	8/9/2013 SPECIAL

01-TO APPROVE A PROPOSAL TO AUTHORIZE THE COMPANY, WITH APPROVAL OF ITS BOARD OF DIRECTORS, TO SELL SHARES OF ITS COMMON STOCK, PAR VALUE $0.01 PER SHARE AT A PRICE BELOW THE THEN CURRENT NET ASSET VALUE PER SHARE OF SUCH COMMON STOCK, SUBJECT TO CERTAIN LIMITATIONS DESCRIBED IN THE PROXY STATEMENT

					I	Y	FOR	FOR
				02-TO APPROVE THE ISSUANCE OF SHARES UPON CONVERSION OF THE 8.75% CONVERTIBLE SENIOR NOTES DUR 2016 INTO MORE THAN 20% OF OUR COMMON STOCK OUTSTANDING UNDER APPLICABLE NASDAQ LISTING RULES	I	Y	FOR	FOR

Registrant:	AMERICAFIRST QUANTITIATIVE FUNDS - QUANTITATIVE STRATEGIES FUND							Item 1, Exhibit D
Investment Company Act file number: 811-22669
Reporting Period:	July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
AMGEN INC	AMGN	031162100	05/23/12

01-ELECTION OF DIRECTORS: 1)DR DAVID BALTIMORE 2)MR FRANK J BIONDI, JR 3)MR ROBERT A BRADWAY 4)MR FRANCOIS DE CARBONNEL 5)DR VANCE D COFFMAN 6) DR REBECCA M HENDERSON 7)MR FRANK C HERRINGER 8) DR TYLER JACKS 9)DR GIBLERT S OMENN 10)MS JUDITH C PELHAM 11)ADM j PAUL REASON, USN 12)MR LEONARD D SCHAEFFER 13)MR KEVIN W SHARER 14)DR RONAL D SUGAR

					I	N	N/A	N/A
				02-VOTE ON APPROVAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012	I	N	N/A	N/A
				03-VOTE FOR ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION	I	N	N/A	N/A
				04-VOTE TO APPROVE AN AMENDMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION TO AUTHORIZE STCKHOLDER ACTION BY WRITTEN CONSENT	I	N	N/A	N/A

05-BOD RECOMMENDS VOTE AGAINST STOCKHOLDER PROPOSALS: 1)INDEPENDENT CHAIRMAN OF THE BOARD 2)TRANSPARENCY IN ANIMAL USE 3)REQUEST FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES 4)CEO TO SERVE ON A MAXIMUM OF ONE OTHER BOARD

					I	N	N/A	N/A
DOLLAR GENERAL CORPORATION	DG	256677105	05/29/13	01-ELECTION OF DIRECTORS: RECOMMENDED 1)RAJ AGRAWAL 2)WARREN BRYANT 3)MICHAEL CALBERT 4)SANDRA COCHRAN 5)RICHARD DREILING 6)PATRICIA FILI-KRUSHEL 7)ADRIAN JONES 8)WILLIAM RHODES, III 9)DAVID RICKARD	I	N	N/A	N/A
				02-TO APPROVE A NAMENDMENT TO DOLLAR GENERAL CORPORATION'S AMENDED AND RESTATED CHARTER TO IMPLEMENT A MAJORITY VOTING STANDARD IN UNCONTESTED ELECTIONS OF DIRECTORS	I	N	N/A	N/A
				03-TO RATIFY ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2013	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
PDL BIOPHARMA INC	PDLI	69329Y104	05/21/13	01-ELECTION OF DIRECTOR-NOMINEE: HAROLD SELICK, PH.D	I	N	N/A	N/A
				02-TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
				03-TO APPROVE THE AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION OF THE COMPANY TO INCREASE THE AUTHORIZED COMMON SHARE CAPITAL OF THE COMPANY FROM 250,000,000 TO 350,000,000 SHARES	I	N	N/A	N/A
				04-TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
GNC HOLDINGS, INC.	GNC	36191G107	05/23/13	01-ELECTION OF DIRECTOR-NOMINEES: 1) PHILIP MALLOTT 2) SCOTT O'HARA 3) RICHARD WALLACE	I	N	N/A	N/A

02-THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO : ELIMINATE THE COMPANY'S AUTHORIZED CLASS B COMMON STOCK, PAR VALUE OF $0.001 PER SHARE AND PROVISIONS RELATED THERETO

					I	N	N/A	N/A

03-THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO: SET THE RANGE IN SIZE OF OUR BOARD OF DIRECTORS TO BE NOT LESS THAN SEVEN NOR MORE THAN FIFTEEN DIRECTORS

					I	N	N/A	N/A
				04-THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO: DECLASSIFY OUR BOARD OF DIRECTORS AND PROVIDE FOR ANNUAL ELECTION OF ALL DIRECTORS	I	N	N/A	N/A
				05-THE APPROVALOF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO: DELETE VARIOUS PROVISIONS RELATED TO THE COMPANY'S FORMER "SPONSORS"	I	N	N/A	N/A
				06-THE APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO: PERMIT STOCKHOLDERS TO TAKE ACTIONS BY WRITTEN CONSENT	I	N	N/A	N/A
				07-THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE COMPANY'S 2013 FISCAL YEAR	I	N	N/A	N/A
				08-THE APPROVAL BY NON-BINDING VOTE, OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS IN 2012, AS DISCLOSED IN THE PROXY MATERIALS	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF
MYLAN INC	MYL	628530107	05/24/13

01-ELECTION OF DIRECTOR-NOMINEE: 1)HEATHER BRESCH 2)WENDY CAMERON 3)ROBERT CINDRICH 4)ROBERT COURY 5)NEIL DIMICK 5)MELINA HIGGINS 6)DOUGLAS LEECH 7)RAJIV MALIK 8)JOSEPH MAROON 9)MARK PARRISH 10)RODNEY PIATT 11)C.B. TODD 12)RANDALL VANDERVEEN

					I	N	N/A	N/A
				02-RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
				03-APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE Named Executive Offices of the Company	I	N	N/A	N/A
				04-CONSIDER A SHAREHOLDER PROPOSAL REQUESTING THE ADOPTION OF A MANDATORY POLICY REQUIRING THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT DIRECTOR	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF
MOLSON COORSBREWING COMPANY		60871R209	05/29/13	01-ELECTION OF DIRECTOR-NOMINEE: 1)ROGER EATON 2)CHARLES HERINGTON 3)H. SANFORD RILEY	I	N	N/A	N/A

02-TO APPROVE AN AMEND TO THE COMPANYS RESTATED CERTIFICATE OF INCORPORATION TO PROVIDE THAT THE HOLDERS OF OUR CLASS A COMMON STOCK AND CLASS B COMMON STOCK SHALL VOTE TOGETHER AS A SINGLE CLASS, ON AN ADVISORY BASIS, ON ANY PROPOSAL TO APPROVE THE COMPENSATION OF THE COMPANYS NAMED EXECUTIVE OFFICERS PRESENTED AT ANY ANNUAL MEETING OF STOCKHOLDERS HELD AFTER JANUARY 1, 2014

					I	N	N/A	N/A
FLEETCOR TECHNOLOGIES INC.	FLT	339041105	05/30/13	01-ELECTION OF DIRECTOR-NOMINEES: 1) RONALD CLARKE 2)RICHARD MACCHIA	I	N	N/A	N/A
				02-RATIFY THE SELECTION OF ERNST & YOUNG LLP AS FLEETCOR'S INDEPENDENT AUDITOR FOR 2013	I	N	N/A	N/A
				03-AMENDMENT TO THE FLEETCOR TECHNOLOGIES, INC. 2010 EQUITY COMPENSATION PLAN, INCLUDING AN INCREASE IN THE NUMBER OF COMMON SHARES AVAILABLE FOR ISSUANCE UNDER THE PLAN	I	N	N/A	N/A
NOTE: SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF
CORELOGIC	CLGX	21871D103	7/30/2013 ANNUAL

01-ELECTION OF DIRECTOR-1) J. DAVID  CHATHAM 2)DOUGLAS C. CURLING 3)JOHN C. DORMAN 4)PAUL FOLINO 5)ANAND NALLATHAMBI 6)THOMAS O'BRIEN 7)JAYNIE MILLER STUDENMUND 8)D. VAN SKILLING 9)DAVID WALKER 10)MARY LEE WIDENER

					I	N	N/A	N/A
				02-APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF CORELOGIC'S NAMED EXECUTIVE OFFICERS	I	N	N/A	N/A
				03-RATIFICATION OF THE SELECTION OF PWC AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	I	N	N/A	N/A
MEDICAL ACTION INDUSTRIES INC.	MDCI	58449L100	8/8/2013 ANNUAL	01-ELECTION OF CLASS II DIRECTOR NOMINEES: 1)PAUL D. MERINGOLO 2)KENNETH R. NEWSOME 3)PAMELA R. LEVY	I	N	N/A	N/A
				02-AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	I	N	N/A	N/A
				03-TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 31, 2014	I	N	N/A	N/A
NOTE: IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE ON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF
FOREST LABORATORIES, INC	FRX	345838106	08/05/2013 ANNUAL

01-ELECTION OF DIRECTORS NOMINEES: 1) HOWARD SOLOMON 2)NESLI BASGOZ 3)CHRISTOPHER COUGHLIN 4)KENNETH GOODMAN 5)VINCENT INTRIERI 6)GERALD LIEBERMAN 7)LAWRENCE OLANOFF 8)LESTER SALANS 9)BRENTON SAUNDERS 10)PETER ZIMETBAUM 11)PIERRE LEGAULT

					I	N	N/A	N/A
				02-APPROVE ON AN ADVISOR BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS	I	N	N/A	N/A
				03-APPROVAL OF AMENDMENTS TO THE COMPANY'S 2007 EQUITY INCENTIVE PLAN	I	N	N/A	N/A
				04-RATIFICATION OF THE SELECTION OF BDO USA, LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	I	N	N/A	N/A
NOTE:CONSIDER AND ACT UPON SUCH OTHER MATTERS AS MAY PROPERLY BE BROUGHT BEFGORE THE MEETING OR ANY POSTPONEMENTS OR ADJOURNMENTS THEREOF BY OR AT THE DIRECTION OF THE BOARD
TEVA PHARMACEUTICAL INDUSTRIES LIMITED	TEVA	881624209	08/27/13 ANNUAL

01-TO APPOINT THE FOLLOWING FOUR PERSONS TO THE BOARD OF DIRECTORS, EACH TO SERVE UNTIL THE 2016 ANNUAL MEETING OF SHAREHOLDERS: 1)PROF. MOSHE MANY 2)DR. ARIE BELLDEGRUN 3)MR. AMIR ELSTEIN 4)PROF. YITZHAK PETERBURG

					I	N	N/A	N/A

02-PRESIDENT AND  CEO CAHS BONUS INCENTIVES: 1) TO APPROVE THE PAYMENT OF A CASH BONUS TO THE COMPANY'S PRESIDENT OAND CHIEF EXECUTIVE OFFICER IN RESPECT OF 2012 IN AN AMOUNT OF $1,203,125 2)TO APPROVE BONUS OBJECTIVES AND PAYOUT TERMS FOR THEYEAR 2013 FOR THE COMPANY'S PRESIDENT AND CHIEF EXECUTIVE OFFICER

					I	N	N/A	N/A
				03-TO APPROVE A COMPENSATION POLICY WITH RESPECT TO THE TERMS OF OFFICE AND EMPLOYMENT OF THE COMPANY'S "OFFICE HOLDERS" (AS SUCH TERM IS DEFINED IN THE ISRAELI COMPANIES LAW, 5759-1999, AS AMENDED)	I	N	N/A	N/A

04-TO APPROVE THE RESOLUTION OF THE BOARD OF DIRECTORS TO DECLARE AND DISTRIBUTE THE CASH DIVIDENDS FOR THE FIRST AND SECOND QUARTERS OF THE YEAR ENDED DECEMBER 31, 2012 PAID IN TWO INSTALLMENTS IN AN AGGREGATE AMOUNT OF NIS 2.00 (APPROX. US $0.51, ACCOURDING TO THE APPLICABLE EXCHANGE RATES) PER ORDINARY SHARE (OR ADS)

					I	N	N/A	N/A
				05-TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD. AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2014 ANNUAL MEETING OF SHAREHOLDERS	I	N	N/A	N/A
WARNER CHILCOTT PUBLIC LIMITED COMPANY	WCRX	G94368100	9/10/2013 SPECIAL	01-APPROVAL OF THE SCHEME OF ARRANGEMENT (COURT MEETING)	I	N	N/A	N/A
				02-APPROVAL OF THE SCHEME OF ARRANGEMENT (EXTRAORDINARY GENERAL MEETING)	I	N	N/A	N/A
				03-CANCELLATION OF WARNER CILCOTT SHARES PURSUANT TO THE SCHEME OF ARRANGEMENT	I	N	N/A	N/A
				04-DIRECTORS' AUTHORITY TO ALLOT SECURITIES AND APPLICATION OF RESERVES	I	N	N/A	N/A
				05-AMENDMENT TO ARTICLES OF ASSOCIATION	I	N	N/A	N/A
				06-CREATION OF DISTRIBUTABLE RESERVES OF NEW ACTAVIS	I	N	N/A	N/A
				07-APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF SPECIFIED COMPENSATORY ARRANGEMENTS BETWEEN WARNER CHILCOTT AND ITS NAMED EXECUTIVE OFFICERS	I	N	N/A	N/A
				08-ADJOURNMENT OF THE EXTRAORDINARY GENERAL MEETING	I	N	N/A	N/A
				09-IN HIS OR HER DISCRETION, THE PROXY IS AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE COURT MEETING OR THE EXTRAORDINARY GENERAL MEETING	I	N	N/A	N/A

(1) AmericaFirst Capital Management, LLC (the “Adviser”), investment adviser to the Funds, has a policy of abstaining from voting proxies in situations where the Funds have an insignificant ownership position with minimal effect on the outcome of a vote or if the Adviser’s vote is not required for the company to achieve quorum on important shareholder matters.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

AmericaFirst Quantitative Funds

By (Signature and Title)      /s/ Andrew Rogers

Andrew Rogers, President

Date:  August 30, 2013